iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Dow Jones & Company or Cohen & Steers Capital Management, Inc. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Cohen & Steers Realty Majors Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment advisor to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2004

(as revised on November 16, 2004)

page i

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Dow Jones & Company (“Dow Jones”) publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) provides financial, economic and investment information and analytical services to the financial community.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”) based on securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses two basic indexing strategies — Replication and Representative Sampling — as described below. The Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections describe the strategy of each Fund.

® iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

Replication

“Replication” is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

iShares Overview

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed- end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Description of the iShares Dow Jones Index Funds

■	iShares Dow Jones U.S. Total Market Index Fund

■	iShares Dow Jones U.S. Basic Materials Sector Index Fund

■	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

■	iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

■	iShares Dow Jones U.S. Energy Sector Index Fund

■	iShares Dow Jones U.S. Financial Sector Index Fund

■	iShares Dow Jones U.S. Healthcare Sector Index Fund

■	iShares Dow Jones U.S. Industrial Sector Index Fund

■	iShares Dow Jones U.S. Technology Sector Index Fund

■	iShares Dow Jones U.S. Telecommunications Sector Index Fund

■	iShares Dow Jones U.S. Utilities Sector Index Fund

■	iShares Dow Jones U.S. Financial Services Index Fund

■	iShares Dow Jones U.S. Real Estate Index Fund

■	iShares Dow Jones Select Dividend Index Fund

■	iShares Dow Jones Transportation Average Index Fund

“Dow Jones”, “Dow Jones U.S. Total Market Index”, “Dow Jones U.S. Basic Materials Sector Index”, “Dow Jones U.S. Consumer Cyclical Sector Index”, “Dow Jones U.S. Consumer Non-Cyclical Sector Index”, “Dow Jones U.S. Energy Sector Index”, “Dow Jones U.S. Financial Sector Index”, “Dow Jones U.S. Healthcare Sector Index”, “Dow Jones U.S. Industrial Sector Index”, “Dow Jones U.S. Technology Sector Index”, “Dow Jones U.S. Telecommunications Sector Index”, “Dow Jones U.S. Utilities Sector Index”, “Dow Jones U.S. Financial Services Index”, “Dow Jones U.S. Real Estate Index”, “Dow Jones Select Dividend Index” and “Dow Jones Transportation Average Index” are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Dow Jones Index Funds

iShares Dow Jones U.S. Total Market Index Fund

Cusip: 464287846

Trading Symbol: IYY

Underlying Index: Dow Jones U.S. Total Market Index

Investment Objective

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the U.S. equity broad market. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.64%. The best calendar quarter return during the period shown above was 16.12% in the 2nd quarter of 2003; the worst was –17.07% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.42%	–5.46%
Return After Taxes on Distributions[2]	30.14%	–5.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.07%	–4.77%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.75%	–5.28%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Total Market Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,668,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,668,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,454 if the Creation Unit is redeemed after one year, $27,159 if the Creation Unit is redeemed after three years, $40,016 if the Creation Unit is redeemed after five years, and $77,961 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones U.S. Basic Materials Sector Index Fund

Cusip: 464287838

Trading Symbol: IYM

Underlying Index: Dow Jones U.S. Basic Materials Sector Index

Investment Objective

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the basic materials sector of the U.S. equity market. Index constituents include companies in the aluminum, chemicals (commodities), chemicals (specialty), forest products, non-ferrous metal, paper products, precious metals, mining and steel industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the chemicals industry group, which comprised 58% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

■	Companies in the basic materials sector are at risk for environmental damage and product liability claims.

■	Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was –0.03%. The best calendar quarter return during the period shown above was 22.89% in the 4th quarter of 2003; the worst was –23.04% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	34.83%	8.74%
Return After Taxes on Distributions[2]	34.46%	8.10%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.99%	7.13%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.68%	9.32%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,159,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,159,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $14,236 if the Creation Unit is redeemed after one year, $42,481 if the Creation Unit is redeemed after three years, $73,265 if the Creation Unit is redeemed after five years, and $162,891 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Cusip: 464287580

Trading Symbol: IYC

Underlying Index: Dow Jones U.S. Consumer Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the consumer cyclical sector of the U.S. equity market. Index constituents include companies in the advertising, airlines, auto parts, automobile manufacturers, broadcasting, casinos, clothing & fabrics, consumer electronics, entertainment, footwear, furnishing & appliances, home construction, lodging, publishing, recreational products & services, restaurants, apparel retailers, broadline retailers, drug-base retailers, specialty retailers, tires, and toys industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the retail industry group, which comprised 43% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

■	The success of companies in the consumer cyclical sector depends heavily on disposable household income and consumer spending.

■	Companies in the consumer cyclical sector are subject to severe competition.

■	Changes in demographics and consumer preferences can affect the success of consumer products.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 0.31%. The best calendar quarter return during the period shown above was 18.57% in the 2nd quarter of 2003; the worst was –22.15% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	33.06%	–1.72%
Return After Taxes on Distributions[2]	33.01%	–1.80%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.53%	–1.50%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	33.83%	–1.19%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,774,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,774,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,004 if the Creation Unit is redeemed after one year, $56,290 if the Creation Unit is redeemed after three years, $95,838, if the Creation Unit is redeemed after five years, and $210,980 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Cusip: 464287812

Trading Symbol: IYK

Underlying Index: Dow Jones U.S. Consumer Non-Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Non-Cyclical Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the consumer non-cyclical sector of the U.S. equity market. Index constituents include companies in the distillers and brewers, soft drinks, consumer services, durable household products, non-durable household products, cosmetics, food retailers and wholesalers, food products, tobacco and agricultural industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the beverage industry group, which comprised 26% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in the consumer non-cyclical sector.

■	Tobacco companies may be adversely affected by new laws and/or by litigation.

■	The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

■	The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 8.53%. The best calendar quarter return during the period shown above was 14.30% in the 2nd quarter of 2003; the worst was –10.41% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	20.83%	6.43%
Return After Taxes on Distributions[2]	20.55%	5.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	13.85%	5.26%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	21.56%	7.18%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,588,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,588,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,870 if the Creation Unit is redeemed after one year, $50,734 if the Creation Unit is redeemed after three years, $87,645 if the Creation Unit is redeemed after five years, and $195,104 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

Cusip: 464287796

Trading Symbol: IYE

Underlying Index: Dow Jones U.S. Energy Sector Index

Investment Objective

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the energy sector of the U.S. equity market. Index constituents include companies in the oil drilling (equipment and services), oil companies (major), oil companies (secondary), coal and pipelines industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the oil companies (major) industry sub-group which comprised 60% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending.

■	Companies in the energy sector could be adversely affected by changes in exchange rates.

■	Companies in the energy sector are affected by government regulation, world events and economic conditions.

■	Companies in the energy sector are at risk for environmental damage claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 14.03%. The best calendar quarter return during the period shown above was 15.79% in the 4th quarter of 2003; the worst was –17.55% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	27.12%	0.68%
Return After Taxes on Distributions[2]	26.80%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	17.97%	0.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.74%	1.15%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Energy Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,645,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,645,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,219 if the Creation Unit is redeemed after one year, $51,830 if the Creation Unit is redeemed after three years, $89,553 if the Creation Unit is redeemed after five years, and $199,379 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Sector Index Fund

Cusip: 464287788

Trading Symbol: IYF

Underlying Index: Dow Jones U.S. Financial Sector Index

Investment Objective

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the financial sector of the U.S. equity market. Index constituents include companies in the banks (excluding savings and loans), diversified financial, insurance (full line), insurance (life), insurance (property and casualty), real estate, savings and loan, and investment services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the banks industry group, which comprised 39% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial sector is adversely affected by loans losses, which usually increase in economic downturns.

■	Insurance companies may be subject to severe price competition.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.52%. The best calendar quarter return during the period shown above was 17.93% in the 2nd quarter of 2003; the worst was –15.92% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	31.37%	7.97%
Return After Taxes on Distributions[2]	30.98%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.77%	6.44%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.23%	8.64%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,473,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,473,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $30,422 if the Creation Unit is redeemed after one year, $88,940 if the Creation Unit is redeemed after three years, $152,720 if the Creation Unit is redeemed after five years, and $338,407 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

Cusip: 464287762

Trading Symbol: IYH

Underlying Index: Dow Jones U.S. Healthcare Sector Index

Investment Objective

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the healthcare sector of the U.S. equity market. Index constituents include companies in the health care providers, biotechnology, medical supplies, advanced medical devices and pharmaceuticals industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the pharmaceuticals industry group, which comprised 52% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Many companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

■	Companies in the healthcare sector are subject to extensive litigation based on product liability and similar claims.

■	Companies in the healthcare sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

■	Many new products in the healthcare sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.

■	Companies in the healthcare sector may be thinly capitalized.

■	Companies in the healthcare sector may be susceptible to product obsolescence.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.21%. The best calendar quarter return during the period shown above was 11.23% in the 2nd quarter of 2003; the worst was –16.96% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.70%	–0.59%
Return After Taxes on Distributions[2]	18.56%	–0.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.32%	–0.59%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	19.43%	0.04%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,945,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,945,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,554 if the Creation Unit is redeemed after one year, $58,081 if the Creation Unit is redeemed after three years, $100,072 if the Creation Unit is redeemed after five years, and $222,324 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Cusip: 464287754

Trading Symbol: IYJ

Underlying Index: Dow Jones U.S. Industrial Sector Index

Investment Objective

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the industrial sector of the U.S. equity market. Index constituents include companies in the aerospace, advanced industrial equipment, air freight, building materials, electric components and equipment, heavy construction, heavy machinery, industrial services, industrial (diversified), marine transport, railroads, shipbuilding, containers and packaging, factory equipment, land transportation equipment, transportation services and trucking industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the industrial diversified industry group, which comprised 42% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

■	The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

■	Companies in the industrial sector are at risk for environmental damage and product liability claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 7.03%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2001; the worst was –18.73% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	32.40%	–3.88%
Return After Taxes on Distributions[2]	32.21%	–4.13%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.25%	–3.41%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	33.24%	–4.42%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,480,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,480,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,198 if the Creation Unit is redeemed after one year, $50,630 if the Creation Unit is redeemed after three years, $85,979 if the Creation Unit is redeemed after five years, and $188,892 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

Cusip: 464287721

Trading Symbol: IYW

Underlying Index: Dow Jones U.S. Technology Sector Index

Investment Objective

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the technology sector of the U.S. equity market. Index constituents include companies in the diversified technology services, computers software, communications technology, office equipment, semiconductors and internet services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the software and semiconductors industry groups, which comprised 27% and 26%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was –1.01%. The best calendar quarter return during the period shown above was 36.98% in the 4th quarter of 2001; the worst was –36.47% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	50.14%	–21.37%
Return After Taxes on Distributions[2]	50.14%	–21.37%
Return After Taxes on Distributions and Sale of Fund Shares[2]	32.59%	–17.15%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	51.04%	–20.90%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,349,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,349,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,896 if the Creation Unit is redeemed after one year, $47,617 if the Creation Unit is redeemed after three years, $81,101 if the Creation Unit is redeemed after five years, and $178,585 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Cusip: 464287713

Trading Symbol: IYZ

Underlying Index: Dow Jones U.S. Telecommunications Sector Index

Investment Objective

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the telecommunications sector of the U.S. equity market. Index constituents include companies in the fixed-line communications and wireless communications industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the fixed line communications industry group, which comprised 77% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

■	Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

■	Technological innovations may make the products and services of telecommunications companies obsolete.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.06%. The best calendar quarter return during the period shown above was 34.65% in the 4th quarter of 2002; the worst was –27.17% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	12.85%	–22.62%
Return After Taxes on Distributions[2]	12.46%	–23.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.80%	–18.24%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.33%	–19.48%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $1,050,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,050,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,937 if the Creation Unit is redeemed after one year, $20,673 if the Creation Unit is redeemed after three years, $35,645 if the Creation Unit is redeemed after five years, and $79,233 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

Cusip: 464287697

Trading Symbol: IDU

Underlying Index: Dow Jones U.S. Utilities Sector Index

Investment Objective

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the utilities sector of the U.S. equity market. Industry constituents include companies in the electric utilities, gas utilities and water utilities industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business May 31, 2004, the Index was concentrated in the electric utilities industry group, which comprised 91% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

■	The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

■	As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

■	Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.96%. The best calendar quarter return during the period shown above was 19.33% in the 2nd quarter of 2003; the worst was –20.05% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	24.11%	–2.16%
Return After Taxes on Distributions[2]	23.44%	–3.18%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.36%	–2.36%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.91%	–1.67%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Utilities Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,908,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,908,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,829 if the Creation Unit is redeemed after one year, $56,874 if the Creation Unit is redeemed after three years, $98,341 if the Creation Unit is redeemed after five years, and $219,067 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Services Index Fund

Cusip: 464287770

Trading Symbol: IYG

Underlying Index: Dow Jones U.S. Financial Services Index

Investment Objective

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the financial services sector of the U.S. equity market. It is a subset of the Dow Jones U.S. Financial Sector Index. Index constituents include companies in the banks (excluding savings and loans), diversified financial, insurance (full line), insurance (life), insurance (property & casualty), real estate, savings and loan and investment services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the banks and diversified financial industry groups which comprised approximately 56% and 29%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial services sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial services sector is adversely affected by loan losses, which usually increase in economic downturns.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial services sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Services Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 0.86%. The best calendar quarter return during the period shown above was 19.42% in the 2nd quarter of 2003; the worst was –15.85% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	34.05%	7.17%
Return After Taxes on Distributions[2]	33.67%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.54%	5.82%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.92%	7.85%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,150,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,150,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $33,574 if the Creation Unit is redeemed after one year, $100,950 if the Creation Unit is redeemed after three years, $174,386 if the Creation Unit is redeemed after five years, and $388,183 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

Cusip: 464287739

Trading Symbol: IYR

Underlying Index: Dow Jones U.S. Real Estate Index

Investment Objective

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the real estate sector of the U.S. equity market. Index constituents include companies in the hotel and resort companies and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 4.67%. The best calendar quarter return during the period shown above was 12.66% in the 2nd quarter of 2003; the worst was –9.07% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	35.74% 33.56% 23.05%	17.32% 14.92% 13.42%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	36.89%	18.00%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Real Estate Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,982,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,982,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,550 if the Creation Unit is redeemed after one year, $96,741 if the Creation Unit is redeemed after three years, $167,795 if the Creation Unit is redeemed after five years, and $374,658 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones Select Dividend

Index Fund

Cusip: 464287168

Trading Symbol: DVY

Underlying Index: Dow Jones Select Dividend Index

Investment Objective

The iShares Dow Jones Select Dividend Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of fifty of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (i.e., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have an annual average daily dollar trading volume of more than $1.5 million. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Index is reconstituted annually. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares Dow Jones Select Dividend Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.40%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$41	$128

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,736,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,736,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,695 if the Creation Unit is redeemed after one year, and $35,653 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones Transportation Average Index Fund

Cusip: 464287192

Trading Symbol: IYT

Underlying Index: Dow Jones Transportation Average Index

Investment Objective

The iShares Dow Jones Transportation Average Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the transportation sector of the U.S. equity market. Index constituents include companies in the airlines, industrial transportation and industrial services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the industrial transportation industry group, which comprised approximately 88% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product or service for that sector.

■	Government regulation, world events and economic conditions affect the performance of companies in the transportation sector.

■	The success of companies in the transportation sector may depend heavily on consumer spending and disposable household income.

■	Companies in the transportation sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Companies in the transportation sector may be adversely affected by depletion of resources, technology developments, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares Dow Jones Transportation Average Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$61	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,660,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,660,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,710 if the Creation Unit is redeemed after one year, and $51,514 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Description of the iShares Cohen & Steers Index Fund

■	iShares Cohen & Steers Realty Majors Index Fund

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BGI. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Cohen & Steers Realty Majors Index Fund

iShares Cohen & Steers Realty Majors Index Fund

Cusip: 464287564

Trading Symbol: ICF

Underlying Index: Cohen & Steers Realty Majors Index

Investment Objective

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”).

Principal Investment Strategy

The Index consists of selected Real Estate Investment Trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements. The Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Within the REIT market, the Index is diversified across property sectors that represent the current market. Because the Index will always be concentrated in the real estate industry, which comprises 100% of the market capitalization of the Index, the Fund will always be concentrated in real estate.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in REITs is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

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■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

iShares Cohen & Steers Realty Majors Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 6.27%. The best calendar quarter return during the period shown above was 11.73% in the 2nd quarter of 2003; the worst was –8.82% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	36.79%	16.64%
Return After Taxes on Distributions[2]	34.79%	14.30%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.75%	12.80%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	37.45%	17.07%

1	Inception date: 1/29/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.35%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,414,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,414,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,889 if the Creation Unit is redeemed after one year, $61,413 if the Creation Unit is redeemed after three years, $106,888 if the Creation Unit is redeemed after five years, and $240,421 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Cohen & Steers Realty Majors Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended April 30, 2004, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

iShares Index Fund	Management Fee
iShares Dow Jones U.S. Total Market Index Fund	0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	0.60%
iShares Dow Jones U.S. Energy Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Sector Index Fund	0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%
iShares Dow Jones U.S. Technology Sector Index Fund	0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Services Index Fund	0.60%
iShares Dow Jones U.S. Real Estate Index Fund	0.60%
iShares Dow Jones Select Dividend Index Fund	0.40%*
iShares Dow Jones Transportation Average Index Fund	0.60%*
iShares Cohen & Steers Realty Majors Index Fund	0.35%

*	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

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Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections.

The iShares Dow Jones Select Dividend Index Fund is listed on the New York Stock Exchange (“NYSE”). The other iShares Funds described in this Prospectus are listed on the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market

iShares Shareholder Information

quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange on which the Fund is listed is open for trading. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value as determined by BGI in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back- up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

i  Shares

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block- size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in- kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

iShares Shareholder Information

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Dow Jones U.S. Total Market Index Fund	$2,668,000	$5,000	$20,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,159,000	$500	$2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	$2,774,500	$1,500	$6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	$2,588,500	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$2,645,500	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$4,473,500	$1,500	$6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$2,945,000	$750	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$2,480,000	$1,500	$6,000
iShares Dow Jones U.S. Technology Sector Index Fund	$2,349,000	$1,250	$5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$1,050,000	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$2,908,000	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$5,150,000	$1,000	$4,000
iShares Dow Jones U.S. Real Estate Index Fund	$4,982,500	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$2,736,000	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$2,660,000	$200	$800
iShares Cohen & Steers Realty Majors Index Fund	$5,414,000	$250	$1,000

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

iShares Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund				iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$42.83	$50.47	$57.93	$67.15	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.70	0.63	0.57	0.42	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	9.74	(7.66)	(7.46)	(9.27)	7.86	(5.62)	0.73	3.25

Total from investment operations	10.44	(7.03)	(6.89)	(8.85)	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.70)	(0.61)	(0.57)	(0.36)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	–	–	–	(0.01)	–	–	–	(0.07)

Total distributions	(0.70)	(0.61)	(0.57)	(0.37)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$52.57	$42.83	$50.47	$57.93	$42.25	$34.41	$39.99	$39.24

Total return	24.50%	(13.89)%	(11.93)%	(13.20)%[2]	24.85%	(12.30)%	3.38%	10.80%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$381,157	$175,596	$121,140	$66,625	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.49%	1.57%	1.15%	0.98%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[4]	5%	14%	5%	5%	7%	6%	9%	16%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund				iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun.12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$45.54	$55.05	$59.88	$59.63	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.10	0.05	0.02	0.09	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	10.00	(9.50)	(4.80)	0.45	12.32	(8.04)	7.41	(0.39)

Total from investment operations	10.10	(9.45)	(4.78)	0.54	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.10)	(0.05)	–	(0.10)	(0.76)	(0.60)	(0.54)	(0.31)
Net realized gain	–	–	–	(0.19)	–	–	–	–
Return of capital	(0.00)[5]	(0.01)	(0.05)	–	–	–	–	–

Total distributions	(0.10)	(0.06)	(0.05)	(0.29)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$55.54	$45.54	$55.05	$59.88	$52.17	$39.96	$47.91	$40.55

Total return	22.21%	(17.17)%	(7.98)%	0.98%[2]	32.73%	(15.40)%	19.65%	0.06%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,387	$129,776	$129,362	$29,940	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[3]	0.19%	0.11%	(0.05)%	0.16%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[4]	6%	10%	4%	25%	5%	28%	8%	38%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund				iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$39.19	$48.74	$57.01	$50.79	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	0.70	0.71	0.63	0.40	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	14.04	(9.56)	(8.26)	6.24	15.09	(8.94)	(0.61)	10.17

Total from investment operations	14.74	(8.85)	(7.63)	6.64	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(0.70)	(0.70)	(0.64)	(0.42)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	–	–	–	–	–	–	–	(0.39)
Return of capital	(0.02)	–	–	–	–	–	–	–

Total distributions	(0.72)	(0.70)	(0.64)	(0.42)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$53.21	$39.19	$48.74	$57.01	$87.48	$72.29	$81.20	$81.78

Total return	37.90%	(18.22)%	(13.34)%	13.13%[2]	23.29%	(9.33)%	0.66%	16.69%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$348,524	$111,684	$104,797	$54,156	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.42%	1.79%	1.32%	0.94%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[4]	2%	9%	18%	20%	7%	28%	4%	11%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund				iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr.30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$50.80	$56.92	$61.87	$59.53	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.40	0.39	0.26	0.13	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	8.19	(6.13)	(4.94)	2.44	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	8.59	(5.74)	(4.68)	2.57	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.40)	(0.38)	(0.27)	(0.14)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	–	–	–	(0.09)	–	–	–	(0.13)
Return of capital	–	–	–	–	(0.00)[5]	–	–	–

Total distributions	(0.40)	(0.38)	(0.27)	(0.23)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$58.99	$50.80	$56.92	$61.87	$48.43	$38.60	$45.75	$53.99

Total return	16.96%	(10.06)%	(7.60)%	4.29%[2]	26.56%	(14.75)%	(14.72)%	(6.46)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$651,797	$378,489	$236,233	$108,269	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	0.71%	0.80%	0.45%	0.29%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[4]	4%	9%	3%	5%	3%	12%	27%	23%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund				iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$35.34	$43.41	$63.42	$116.57	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income (loss)	(0.10)	(0.05)	(0.16)	(0.29)	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	9.25	(8.02)	(19.85)	(52.86)	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	9.15	(8.07)	(20.01)	(53.15)	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	–	–	–	–	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	–	–	–	–	–	–	–	(0.59)

Total distributions	–	–	–	–	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$44.49	$35.34	$43.41	$63.42	$21.58	$18.43	$22.38	$38.35

Total return	25.89%	(18.59)%	(31.55)%	(45.60)%[2]	19.71%	(16.22)%	(41.12)%	(31.06)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$322,536	$231,501	$141,073	$110,990	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[3]	(0.22)%	(0.22)%	(0.41)%	(0.47)%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[4]	5%	15%	8%	11%	22%	23%	43%	43%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund				iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$49.11	$65.75	$85.95	$69.81	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	1.87	2.04	1.89	1.82	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	8.47	(16.61)	(20.25)	16.19	16.93	(8.90)	(1.26)	8.10

Total from investment operations	10.34	(14.57)	(18.36)	18.01	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(1.87)	(2.07)	(1.84)	(1.73)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	–	–	–	(0.14)	–	–	–	(0.13)

Total distributions	(1.87)	(2.07)	(1.84)	(1.87)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$57.58	$49.11	$65.75	$85.95	$100.61	$83.54	$92.45	$93.67

Total return	21.28%	(22.16)%	(21.38)%	25.90%[2]	22.91%	(8.02)%	0.00%[5]	11.03%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$440,490	$329,055	$180,818	$42,976	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	3.41%	4.15%	2.89%	2.59%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[4]	7%	15%	8%	11%	7%	41%	3%	5%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than 0.01%.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund				iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Period from Nov. 3, 2003[1] to Apr. 30, 2004
Net asset value, beginning of period	$79.67	$85.52	$77.21	$68.97	$50.51

Income from investment operations:
Net investment income	4.98	5.04	4.56	3.51	0.76
Net realized and unrealized gain (loss)	13.84	(6.01)	8.71	7.51	3.12

Total from investment operations	18.82	(0.97)	13.27	11.02	3.88

Less distributions from:
Net investment income	(3.63)	(3.98)	(4.54)	(2.64)	(0.75)
Net realized gain	–	–	–	(0.14)	–
Return of capital	(1.73)	(0.90)	(0.42)	–	–

Total distributions	(5.36)	(4.88)	(4.96)	(2.78)	(0.75)

Net asset value, end of period	$93.13	$79.67	$85.52	$77.21	$53.64

Total return	23.66%	(0.98)%	17.83%	16.32%[2]	7.70%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$419,089	$195,203	$106,905	$54,049	$1,939,177
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.40%
Ratio of net investment income to average net assets[3]	5.58%	6.40%	5.97%	6.37%	3.43%
Portfolio turnover rate[4]	20%	21%	10%	30%	2%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund	iShares Cohen & Steers Realty Majors Index Fund
	Period from Oct. 6, 2003[1] to Apr. 30, 2004	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jan. 29, 2001[1] to Apr. 30, 2001
Net asset value, beginning of period	$50.22	$84.99	$89.68	$80.09	$79.86

Income from investment operations:
Net investment income	0.39	5.26	4.59	4.79	1.11
Net realized and unrealized gain (loss)	1.72	15.87	(4.32)	9.98	(0.39)

Total from investment operations	2.11	21.13	0.27	14.77	0.72

Less distributions from:
Net investment income	(0.32)	(3.88)	(3.76)	(4.77)	(0.49)
Return of capital	(0.11)	(1.62)	(1.20)	(0.41)	–

Total distributions	(0.43)	(5.50)	(4.96)	(5.18)	(0.49)

Net asset value, end of period	$51.90	$100.62	$84.99	$89.68	$80.09

Total return	4.19%[2]	24.97%	0.46%	19.05%	0.91%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,354	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[3]	0.60%	0.35%	0.35%[5]	0.35%	0.35%
Ratio of net investment income to average net assets[3]	0.43%	5.28%	6.17%[5]	5.80%	6.01%
Portfolio turnover rate[4]	4%	15%	13%	15%	2%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Includes voluntary reimbursement from the advisor. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

iShares Financial Highlights

Index Providers

The Dow Jones Indexes are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indexes and the Dow Jones Sustainability Group Indexes. Dow Jones is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

Cohen & Steers is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. Cohen & Steers is a leading manager of real estate securities.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares Dow Jones Index Funds are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. Dow Jones’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indexes, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the Dow Jones Indexes. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indexes or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the Dow Jones Indexes or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers

i  Shares

Realty Majors Index which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BGI, BGFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of the iShares Cohen & Steers Realty Majors Index Fund or the timing of the issuance or sale of the iShares Cohen & Steers Realty Majors Index Fund or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing, or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund, or any other person or entity from the use of the Cohen &

Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones or Cohen & Steers without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones or Cohen & Steers without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares

iShares Disclaimers

of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the tables shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Basic Materials Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Supplemental Information

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	370	98.66
Less than -0.5%	4	1.07

	375	100.00

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	371	98.93
Less than -0.5%	3	0.80

	375	100.00

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	371	98.94
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	14	3.73
Between 0.5% and -0.5%	351	93.60
Less than -0.5% and -1.0%	8	2.14
Less than -1.0%	2	0.53

	375	100.00

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.07
Between 0.5% and -0.5%	369	98.40
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Supplemental Information

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	3.23
Between 0.5% and -0.5%	120	96.77

	124	100.00

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	124	100.00

	124	100.00

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

i  Shares

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended April 30, 2004. Information shown for the iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund is for the period since inception to May 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after a fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Dow Jones U.S. Total Market Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.50%	24.87%	24.80%	(4.99)%	(4.99)%	(4.82)%	(18.05)%	(18.03)%	(17.43)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.85%	24.95%	25.65%	6.00%	6.01%	6.56%	25.42%	25.45%	27.97%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Supplemental Information

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.21%	22.55%	22.95%	(1.57)%	(1.52)%	(1.04)%	(5.95)%	(5.76)%	(3.96)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/20/00.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
32.73%	32.67%	33.56%	7.92%	7.93%	8.68%	34.44%	34.52%	38.12%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Energy Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
37.90%	38.32%	34.46%	2.62%	2.67%	2.95%	10.57%	10.80%	11.94%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
23.29%	23.13%	24.04%	7.15%	7.16%	7.81%	31.31%	31.33%	34.51%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in Fund shares was 5/31/00.

iShares Dow Jones U.S. Healthcare Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
16.96%	17.41%	17.66%	0.35%	0.42%	0.98%	1.35%	1.64%	3.84%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.56%	26.70%	26.62%	(3.79)%	(3.79)%	(4.24)%	(13.93)%	(13.95)%	(15.48)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/20/00.

iShares Dow Jones U.S. Technology Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.89%	26.20%	26.63%	(21.58)%	(21.51)%	(21.11)%	(61.83)%	(61.70)%	(60.89)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/15/00). The first day of secondary market trading in Fund shares was 5/19/00.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
19.71%	18.91%	19.08%	(20.38)%	(20.35)%	(17.75)%	(59.28)%	(59.23)%	(52.36)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in Fund shares was 5/26/00.

iShares Dow Jones U.S. Utilities Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	NAV	Market	Index		NAV	Market	Index
21.28%	21.22%	22.05%	(1.73)%	(1.73)%	(1.22)%	(6.55)%	(6.55)%	(4.67)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Dow Jones U.S. Financial Services Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.91%	22.98%	23.68%	6.03%	6.05%	6.69%	25.54%	25.61%	28.56%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Supplemental Information

iShares Dow Jones U.S. Real Estate Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
23.66%	23.88%	24.56%	14.26%	14.26%	14.89%	67.83%	67.86%	71.37%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary trading in Fund shares was 6/19/00.

iShares Dow Jones Select Dividend Index Fund

Performance as of 4/30/04

Total Returns
Inception to 4/30/04*
NAV	Market	Index
7.70%	7.80%	7.91%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (11/3/03). The first day of secondary trading in Fund shares was 11/7/03.

iShares Dow Jones Transportation Average Index Fund

Performance as of 4/30/04

Total Returns
Inception to 4/30/04*
NAV	Market	Index
4.19%	4.35%	3.81%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/6/03). The first day of secondary trading in Fund shares was 10/10/03.

iShares Cohen & Steers Realty Majors Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.97%	24.84%	25.55%	13.47%	13.43%	13.88%	50.82%	50.67%	52.55%

*	Total returns for the period since inception are calculated from the inception date of the Fund (01/29/01). The first day of secondary trading in Fund shares was 2/2/01.

i  Shares

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information